Earnings Per Share	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

6. Earnings Per Share.

The following details the computations of the basic and diluted earnings per common share. (Dollars in thousands, except per share amounts.)

	Years Ended September 30
	2013	2012	2011
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,523	9,360	9,284

Common shares issuable under share
based payment plans which are
potentially dilutive	82	114	167

Common shares used for diluted
earnings per common share	9,605	9,474	9,451

Net income	$15,385	7,808	12,211

Earnings per common share
Basic	$1.62	.83	1.32
Diluted	$1.60	.82	1.29

For 2013, 2012 and 2011, 87,550, 164,560, and 140,370 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.